Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended												12 Months Ended
	Dec. 31, 2012 number_of_equity_investment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Crude Oil Pipeline and Terminals [Member]	Dec. 31, 2011 Crude Oil Pipeline and Terminals [Member]	Dec. 31, 2010 Crude Oil Pipeline and Terminals [Member]	Dec. 31, 2012 Refined Products [Member]	Dec. 31, 2011 Refined Products [Member]	Dec. 31, 2010 Refined Products [Member]	Dec. 31, 2012 Marine Storage [Member]	Dec. 31, 2011 Marine Storage [Member]	Dec. 31, 2010 Marine Storage [Member]	Dec. 31, 2012 Transportation And Terminals [Member]	Dec. 31, 2011 Transportation And Terminals [Member]	Dec. 31, 2010 Transportation And Terminals [Member]	Dec. 31, 2012 2013 [Member]	Dec. 31, 2012 2014 [Member]	Dec. 31, 2012 2015 [Member]	Dec. 31, 2012 2016 [Member]	Dec. 31, 2012 2017 [Member]	Dec. 31, 2012 Thereafter [Member]	Dec. 31, 2012 Tank Bottom Inventory [Member] bbl	Dec. 31, 2011 Tank Bottom Inventory [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Performance-Based Awards [Member]	Dec. 31, 2012 Retention Awards [Member] Maximum [Member]	Sep. 30, 2010 Texas And Oklahoma Crude Oil Storage Facilities [Member]	Sep. 30, 2010 Texas And Oklahoma Crude Oil Storage Facilities [Member] Crude Oil Pipeline and Terminals [Member]	Sep. 30, 2010 Texas And Oklahoma Crude Oil Storage Facilities [Member] Refined Products [Member]
Summary of Significant Accounting Policies [Line Items]
Number of equity method ownership interests of 50% or less	4
Inventory Adjustments	$ 2,000,000
Anticipated tank liner replacements	3,900,000
Equity Method Investment, Description of Principal Activities	We account for investments greater than 20% in affiliates that we do not control using the equity method of accounting.
Equity investments, unamortized excess net investment	15,800,000	16,500,000
Equity investment impairments	0	0	0
Goodwill	53,260,000	53,260,000	53,260,000	12,082,000	12,082,000	12,082,000	38,369,000	38,369,000	38,369,000	2,809,000	2,809,000	2,809,000																38,500,000	6,100,000	32,400,000
Goodwill, Impaired, Method for Fair Value Determination, Time Horizon	20 years
Goodwill, Impaired, Method for Fair Value Determination, Operating Margin Growth	2.50%
Goodwill, Impaired, Method for Fair Value Determination, Maint Capital Growth	2.50%
Goodwill, Impaired, Method for Fair Value Determination	11.0
Intangible asset estimated useful life	6 years																							4 years	25 years
Impairments for intangible assets	0	0	0
Other intangible assets, amortization	1,900,000	2,800,000	2,000,000										583,000	583,000	583,000
Tank bottom inventory, barrels																						700,000
Tank bottom inventory	58,493,000	59,473,000
Fair value hedges against price changes in tank bottom inventory, barrels																						700,000
Unrealized Gain (Loss) on Commodity Contracts																						5,500,000	6,400,000
Long-live assets held for sale	0	0
Interest capitalization threshold for construction in process	500,000
Paid-time off liabilities	12,800,000	11,900,000
Distribution rights per unit	$ 1.42
Equity-based compensation, award payout percentage, minimum	0.00%
Equity-based compensation, award payout percentage, maximum	200.00%
Equity-based compensation, award payout, potential fluctuation in the payout amount of limited partner units awarded	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																										3 years	4 years
Expected payments on discounted environmental liabilities																$ 100,000	$ 100,000	$ 100,000	$ 1,100,000	$ 100,000	$ 900,000